Summary of Significant Accounting Policies - Summary Of Inventories (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials		$ 432,461	$ 162,397
Work-in-process		16,310	107,770
Finished goods		0	4,144
Total Inventories	$ 555,000	$ 448,771	$ 274,311